Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	BIONDVAX PHARMACEUTICALS LTD.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Report on Form 6-K, originally filed with the Securities and Exchange Commission on August 11, 2023, is being filed solely for the purposes of furnishing unaudited interim condensed consolidated financial statements as of June 30, 2023, and incorporating certain exhibits into registration statements of the registrant.This Report on Form 6-K (including the text under “Second Quarter 2022 Financial Summary” in Exhibit 99.1, and Exhibit 99.2) is hereby incorporated by reference into the registrant’s Registration Statements on Form S-8 (File No. 333-271293 and File No. 333-239344), Form F-1 (File No. 333-267648) and Form F-3 (File No. 333-240189), to be a part thereof from the date on which this report is submitted, to the extent not superseded by documents or reports subsequently filed or furnished.
Entity Central Index Key	0001611747
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity File Number	001-37353